Statements of Operations - SK GROWTH OPPORTUNITIES CORPORATION - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
General and administrative expenses	$ 2,437,346	$ 2,151,130
Loss from operations	(2,437,346)	(2,151,130)
Other income (expense):
Fair value of shares issued pursuant to non-redemption agreement		(274,826)
Income from investments held in Trust Account	5,605,739	10,570,325
Total other income, net	5,605,739	10,295,499
Net income	$ 3,168,393	$ 8,144,369
Class A Ordinary Shares
Other income (expense):
Basic weighted average shares outstanding (in Shares)	9,971,709	20,870,383
Diluted weighted average shares outstanding (in Shares)	9,971,709	20,870,383
Basic net income per share (in Dollars per share)	$ 0.21	$ 0.31
Diluted net income per share (in Dollars per share)	$ 0.21	$ 0.31
Class B Ordinary Shares
Other income (expense):
Basic weighted average shares outstanding (in Shares)	5,240,000	5,240,000
Diluted weighted average shares outstanding (in Shares)	5,240,000	5,240,000
Basic net income per share (in Dollars per share)	$ 0.21	$ 0.31
Diluted net income per share (in Dollars per share)	$ 0.21	$ 0.31